Pension plan obligations (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Actuarial gains/(losses) on obligations	R$ 288,392	R$ 745,160	R$ 585,968
Actuarial gains/(losses) recorded as other comprehensive income	(172,833)	(237,492)	(80,059)
Total gains/(losses)	115,559	507,668	505,909
Deferred income tax and social contribution - G1 Plan	15,710	(60,292)	5,243
Valuation adjustments to equity	131,269	447,376	511,152
G 1 Plan [Member]
IfrsStatementLineItems [Line Items]
Actuarial gains/(losses) on obligations	126,626	414,823	64,637
Actuarial gains/(losses) recorded as other comprehensive income	(172,833)	(237,492)	(80,059)
Total gains/(losses)	(46,207)	177,331	(15,422)
Deferred income tax and social contribution - G1 Plan	15,710	(60,292)	5,243
Valuation adjustments to equity	(30,497)	117,039	(10,179)
G 0 Plan [Member]
IfrsStatementLineItems [Line Items]
Actuarial gains/(losses) on obligations	161,766	330,337	521,331
Actuarial gains/(losses) recorded as other comprehensive income
Total gains/(losses)	161,766	330,337	521,331
Deferred income tax and social contribution - G1 Plan
Valuation adjustments to equity	R$ 161,766	R$ 330,337	R$ 521,331